                                                                 CIK: 0001046407

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 8, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Paragon Separate Account D
     File No. 811-08385

Commissioners:

Annual reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to
Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Annual report for the DWS International VIP of DWS Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual report for the DWS Money Market VIP of DWS Variable Series II is incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual report for the MFS Growth Series of MFS(R) Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual report for the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr., Esq.